Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Nov. 30, 2024	May 31, 2024	Nov. 30, 2023	May 31, 2023	Nov. 30, 2022	May 31, 2022	Nov. 30, 2021	May 31, 2021	Nov. 30, 2020	Oct. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Apr. 07, 2017	Jan. 27, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 20, 2015	Nov. 30, 2014
The New Economy Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	The New Economy Fund — Class A (with sales charge)
Account Value	$ 27,215		$ 20,620		$ 17,628		$ 23,514		$ 20,239		$ 15,537	$ 13,562	$ 13,219			$ 9,826	$ 9,826		$ 9,424
The New Economy Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	The New Economy Fund — Class C (with sales charge)
Account Value	$ 27,135		20,559		17,576		23,618		20,485		15,843	13,936	13,688			10,260	10,344		10,000
The New Economy Fund - Class T
Account Value [Line Items]
Line Graph and Table Measure Name	The New Economy Fund — Class T (with sales charge)
Account Value	$ 25,009		18,902		16,115		21,441		18,413		14,102	12,280	11,946	$ 9,750
The New Economy Fund - Class F1
Account Value [Line Items]
Line Graph and Table Measure Name	The New Economy Fund — Class F-1
Account Value	$ 28,737		21,781		18,630		24,859		21,407		16,440	14,358	14,003			10,415	10,423		10,000
The New Economy Fund - Class F2
Account Value [Line Items]
Line Graph and Table Measure Name	The New Economy Fund — Class F-2
Account Value	$ 29,544		22,331		19,044		25,338		21,761		16,665	14,515	14,117			10,471	10,449		10,000
The New Economy Fund - Class F3
Account Value [Line Items]
Line Graph and Table Measure Name	The New Economy Fund — Class F-3
Account Value	$ 26,907		20,316		17,308		23,004		19,738		15,099	13,137	12,765		$ 10,000
The New Economy Fund - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name	The New Economy Fund — Class 529-A (with sales charge)
Account Value	$ 27,727		21,013		17,972		23,975		20,645		15,852	13,844	13,503			10,044	10,054		9,650
The New Economy Fund - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name	The New Economy Fund — Class 529-C (with sales charge)
Account Value	$ 27,631		20,941		17,910		23,892		20,573		15,798	13,904	13,663			10,244	10,337		10,000
The New Economy Fund Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name	The New Economy Fund — Class 529-E
Account Value	$ 28,051		21,312		18,268		24,431		21,088		16,235	14,211	13,890			10,357	10,392		10,000
The New Economy Fund - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name	The New Economy Fund — Class 529-T (with sales charge)
Account Value	$ 24,909		18,835		16,067		21,388		18,380		14,084	12,271	11,941	9,750
The New Economy Fund - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name	The New Economy Fund — Class 529-F-1
Account Value	$ 29,316		22,183		18,939		25,221		21,678		16,602	14,468	14,079			10,452	10,438		10,000
The New Economy Fund Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name	The New Economy Fund — Class 529-F-2
Account Value	$ 15,068	$ 13,233	11,391	$ 10,456	9,713	$ 9,855	12,926	$ 12,320		$ 10,000
The New Economy Fund Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name	The New Economy Fund — Class 529-F-3
Account Value	$ 15,100	13,259	11,409	10,471	9,726	9,867	12,936	12,325		10,000
The New Economy Fund® Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name	The New Economy Fund — Class R-1
Account Value	$ 26,756		20,424		17,588		23,633		20,500		15,855	13,947	13,700			10,264	10,344		10,000
The New Economy Fund® Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name	The New Economy Fund — Class R-2
Account Value	$ 26,747		20,417		17,585		23,636		20,501		15,857	13,947	13,701			10,263	10,345		10,000
The New Economy Fund® Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name	The New Economy Fund — Class R-2E
Account Value	$ 27,710		21,092		18,110		24,267		20,991		16,189	14,199	13,906			10,387	10,433		10,000
The New Economy Fund® Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name	The New Economy Fund — Class R-3
Account Value	$ 27,970		21,260		18,230		24,390		21,062		16,216	14,200	13,889			10,357	10,391		10,000
The New Economy Fund® Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name	The New Economy Fund — Class R-4
Account Value	$ 28,835		21,849		18,680		24,916		21,449		16,466	14,376	14,016			10,420	10,425		10,000
The New Economy Fund® Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name	The New Economy Fund — Class R-5E
Account Value	$ 28,235		21,351		18,217		24,253		20,839		15,965	13,908	13,532			10,034		$ 10,000
The New Economy Fund® Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name	The New Economy Fund — Class R-5
Account Value	$ 29,715		22,451		19,135		25,447		21,841		16,717	14,551	14,143			10,486	10,455		10,000
The New Economy Fund - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name	The New Economy Fund — Class R-6
Account Value	$ 29,857		22,549		19,207		25,531		21,906		16,756	14,577	14,164			10,494	10,461		10,000
MSCI ACWI (All Country World Index) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (All Country World Index)
Account Value	$ 22,069	15,133	17,498	12,248	15,622	12,145	17,676	13,029	14,820	10,000	12,886	11,336	11,448	10,000	10,000	10,110	9,751	10,000	10,000
Standard Poors 500 Index 1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 29,217	$ 17,068	$ 21,821	$ 13,315	$ 19,169	$ 12,937	$ 21,113	$ 12,975	$ 16,505	$ 10,000	$ 14,052	$ 12,102	$ 11,388	$ 10,000	$ 10,000	$ 11,103	$ 10,275	$ 10,000	$ 10,000